Deferred Policy Acquisition Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Policy Acquisition Costs [Abstract]
Opening balance	$ 36,403,831	$ 32,915,965	$ 28,286,248
Acquisition costs during the year	64,675,035	62,268,542	57,570,774
Charged to consolidated statement of income	(59,365,577)	(58,780,676)	(52,941,057)
Ending balance	$ 41,713,289	$ 36,403,831	$ 32,915,965